Document And Entity Information	0 Months Ended
Mar. 28, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Central Index Key	0000875610
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 28, 2014
Prospectus Date	Mar. 28, 2014